IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF
Consolidated Schedule of Investments
August 31, 2026 (Unaudited)
PURCHASED OPTIONS - 71.1%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 70.8%
iShares Bitcoin Trust ETF, Expiration: 12/18/2026; Exercise Price: $43.00	$4,243,650	950	$489,250
State Street SPDR S&P 500 ETF Trust, Expiration: 1/15/2027; Exercise Price: $670.01	7,670,500	100	1,111,003
Total Call Options			1,600,253

Put Options - 0.3%
State Street SPDR S&P 500 ETF Trust, Expiration: 9/11/2026; Exercise Price: $750.00	3,835,250	50	7,000

TOTAL PURCHASED OPTIONS (Cost $1,298,550)			1,607,253

SHORT-TERM INVESTMENTS - 12.3%
Money Market Funds - 12.3%		Shares	Value
First American Government Obligations Fund - Class X, 3.59%(e)		277,974	277,974

TOTAL SHORT-TERM INVESTMENTS (Cost $277,974)			277,974

TOTAL INVESTMENTS - 83.4% (Cost $1,576,524)			$1,885,227
Other Assets in Excess of Liabilities - 16.6%			376,109
TOTAL NET ASSETS - 100.0%			$2,261,336

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF
Consolidated Schedule of Written Options Contracts
August 31, 2026 (Unaudited)

WRITTEN OPTIONS - (9.7)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (9.4)%
iShares Bitcoin Trust ETF, Expiration: 9/4/2026; Exercise Price: $45.00	$(848,730)	(190)	$(11,305)
State Street SPDR S&P 500 ETF Trust, Expiration: 12/18/2026; Exercise Price: $780.00	(7,670,500)	(100)	(201,000)
Total Call Options			(212,305)

Put Options - (0.3)%
iShares Bitcoin Trust ETF, Expiration: 9/4/2026; Exercise Price: $44.00	(848,730)	(190)	(7,030)

TOTAL WRITTEN OPTIONS (Premiums received $296,927)			$(219,335)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.